Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended														1 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Research and Development	Dec. 31, 2012 Research and Development	Dec. 31, 2011 Research and Development	Dec. 31, 2013 Furniture and Fixtures Minimum	Dec. 31, 2013 Furniture and Fixtures Maximum	Dec. 31, 2013 Plant and Machinery Minimum	Dec. 31, 2013 Plant and Machinery Maximum	Dec. 31, 2013 Automobiles	Dec. 31, 2013 Purchased Software	Dec. 31, 2012 Restatement Adjustment	Dec. 31, 2011 Restatement Adjustment	May 02, 2011 Id On Demand Inc	Jan. 04, 2010 Bluehill ID Switzerland CompensationPlan	Dec. 31, 2011 Restated
Accounting Policies [Line Items]
Percentage of outstanding shares acquired																							95.80%
Accumulated deficit	$ 321,000,000								$ 321,000,000
Cash used in operating activities									(2,428,000)	(12,866,000)	(4,868,000)										(700,000)	(200,000)
Cash used in financing activities									5,702,000	5,542,000	17,861,000										700,000	200,000
Number of statutory pension																								3
Adjustment of loss	(2,976,000)	(24,213,000)	(2,895,000)	(4,781,000)	177,000	(7,913,000)	(36,371,000)	(6,229,000)	(34,865,000)	(50,336,000)	(9,753,000)														(300,000)
Property and equipment, estimated useful lives															3 years	10 years	5 years	7 years	5 years	3 years
Amortization expense, including amounts written-off related to capitalized costs									1,492,000	2,316,000	2,500,000	0.4	0	0
Property and equipment, net	5,888,000				5,889,000				5,888,000	5,889,000	4,845,000	700,000	500,000
Foreign currency translation and transactions (loss) gain									$ 700,000	$ 300,000	$ (500,000)